Income Taxes - Net Operating Loss Carryforward Table (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Uncertain tax positions		$ 1,287	$ 1,317	$ 1,456	$ 1,780
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		820
Uncertain tax positions		$ 378
Foreign [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration date		Dec. 31, 2019
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	[1]	$ 4,250
Uncertain tax positions		$ 711
State [Member] | Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration date		Dec. 31, 2019
State [Member] | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration date		Dec. 31, 2038

[1]	Net of $711 million uncertain tax position at December 31, 2018.